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1933 Act Rule 497(c)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

May 13, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated May 1, 2011, for the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Conservative Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund, all series of the Registrant, as filed pursuant to Rule 497 under the 1933 Act on April 25, 2011 (Accession Number: 0001193125-11-107688).

Filing Desk

U.S. Securities and Exchange Commission

May 13, 2011

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman